ACQUISITIONS (Details 9) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2014	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
iKang Shenyang Hospital
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 1,636
Acquisition-related costs	0
Net tangible assets:
Non-current assets	645
Total	645
Goodwill	982
Deferred tax liability	(101)
Total	991
Total consideration	1,636
Net revenue		469
Net loss		$ 392
iKang Shenyang Hospital | Operating license
Net tangible assets:
Intangible assets acquired	$ 110
Estimated useful lives	4 years